Average Annual Total Returns{- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Investor PRO-16 - Balanced Portfolio	VIP Balanced Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Balanced Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Balanced Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0021 Past 1 year	F0021 Past 5 years	F0021 Past 10 years
Total	18.17%	14.89%	12.57%	28.71%	18.47%	16.55%	15.86%	12.62%	11.14%